Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Gotham 1000 Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham 1000 Value ETF
Class Name	Gotham 1000 Value ETF
Trading Symbol	GVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham 1000 Value ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/gvlu
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham 1000 Value ETF	$26	0.50%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 213,799,000
Holdings Count | Holdings	495
Advisory Fees Paid, Amount	$ 514,387
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$213,799
Number of Holdings	495
Net Advisory Fee Paid	$514,387
Portfolio Turnover Rate	102%

Holdings [Text Block]	Sector Breakdown - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Occidental Petroleum Corp.	0.6
California Resources Corp.	0.6
Bristol-Myers Squibb Co.	0.6
APA Corp.	0.6
Devon Energy Corp.	0.5
Rogers Communications, Inc.	0.5
Alkermes PLC	0.5
Allstate Corp.	0.5
Dollar General Corp.	0.5
White Mountains Insurance Group Ltd.	0.5

Gotham Enhanced 500 ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced 500 ETF
Class Name	Gotham Enhanced 500 ETF
Trading Symbol	GSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham Enhanced 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/gspy
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced 500 ETF	$25	0.50%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 625,141,000
Holdings Count | Holdings	502
Advisory Fees Paid, Amount	$ 1,607,491
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$625,141
Number of Holdings	502
Net Advisory Fee Paid	$1,607,491
Portfolio Turnover Rate	77%

Holdings [Text Block]	Sector Breakdown - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	7.0
Apple, Inc.	6.9
Microsoft Corp.	5.6
Alphabet, Inc. - Class A	4.8
Amazon.com, Inc.	4.5
Meta Platforms, Inc. - Class A	2.9
Broadcom, Inc.	1.8
Berkshire Hathaway, Inc. - Class B	1.7
Micron Technology, Inc.	1.6
Tesla, Inc.	1.4

Gotham Short Strategies ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Short Strategies ETF
Class Name	Gotham Short Strategies ETF
Trading Symbol	SHRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham Short Strategies ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/shrt
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Short Strategies ETF	$67	1.35%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[3]
Net Assets	$ 18,076,000
Holdings Count | Holdings	624
Advisory Fees Paid, Amount	$ 100,601
Investment Company, Portfolio Turnover	402.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$18,076
Number of Holdings	624
Total Advisory Fee Paid	$100,601
Portfolio Turnover Rate	402%

Holdings [Text Block]	Sector Breakdown - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Canadian Natural Resources Ltd.	1.7
Micron Technology, Inc.	1.7
DuPont de Nemours, Inc.	1.6
Kinross Gold Corp.	1.6
Skyworks Solutions, Inc.	1.5
First Solar, Inc.	1.5
General Motors Co.	1.5
Okta, Inc.	1.5
Accenture PLC	1.5
CNX Resources Corp.	1.4

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.